Restatements	12 Months Ended
Aug. 31, 2017
Equity [Abstract]
Restatements

NOTE 14 – RESTATEMENTS

The accompanying financial statements for the years ended August 31, 2017 and 2016 as originally issued have been restated to reflect “Current Company Operations” as discussed in NOTE 1 – ABOUT THE COMPANY above and to reflect NOTE 12 – RIGHT OF RESCISSION CONTINGENCY above.